INVESTMENT PROPERTIES - Amount Recognized in Profit or Loss Arising from Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Rental income derived from investment properties	$ 243	$ 170	$ 190
Direct operating expenses (including repairs and maintenance) generating rental income	(157)	(174)	(145)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(21)	(23)	0
Net profit (loss) arising from investment properties carried at cost	$ 65	$ (27)	$ 45